Investments in equity investees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investments in equity investees
Total investments accounted for under the equity method	¥ 242,950	¥ 371,311
Total investments accounted for equity investments without readily determinable fair values	2,981,513	2,738,183
Total investments in equity investees	3,224,463	3,109,494
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Investments in equity investees
Total investments accounted for under the equity method	63,224	206,986
Total investments accounted for equity investments without readily determinable fair values	218,275
Feng Wang Investment Co., Ltd. ("Feng Wang") (2)
Investments in equity investees
Total investments accounted for under the equity method	49,165	51,068
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC") (3)
Investments in equity investees
Total investments accounted for under the equity method	24,045	29,652
Others
Investments in equity investees
Total investments accounted for under the equity method	106,516	83,605
Cai Niao Smart Logistics Network Limited ("Cai Niao") (4)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	1,049,893	1,122,218
Zhejiang Yizhan Network Technology Co., Ltd. ("Cainiao Post") (4)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	1,075,000	1,075,000
Zhijiang New Industries Limited ("ZJ New Industries") (4)
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	500,000	500,000
Others
Investments in equity investees
Total investments accounted for equity investments without readily determinable fair values	¥ 138,345	¥ 40,965